Newbuildings	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Opening balance	248.7	572.2
Additions	53.9	184.5
Capitalized interest and loan related costs	10.3	10.6
Re-classified as Drilling rigs	—	(518.6)
Closing balance	312.9	248.7

Additions in 2013 are related to the construction of the jack-up drilling rig West Linus and also the semi submersible drilling rig West Rigel. Additions in 2012 are related to the construction of jack-up drilling rigs, West Elara, West Linus and also the semi submersible drilling rig West Rigel.

The reclassification to drilling rigs is related to the West Elara which commenced operations on March 22, 2012.